Interim Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues, net	$ 25,715	$ 21,121
Expenses:
Voyage related costs and commissions	(3,315)	(3,273)
Vessel operating expenses	(6,116)	(5,790)
General and administrative expenses	(1,546)	(2,002)
Management fees, related parties	(498)	(330)
Management fees, other	(244)	(397)
Amortization of special survey costs	(194)	(176)
Depreciation	(3,095)	(2,634)
Allowance for credit losses		75
Gain from the sale of vessels, net		8,017
Operating income	10,707	14,611
Other expenses, net:
Loss from debt extinguishment		(287)
Loss from financial derivative instruments		(59)
Interest and finance costs	(3,073)	(2,808)
Interest income	1,261	413
Total other expenses, net	(1,812)	(2,741)
Net income	8,895	11,870
Gain attributable to non-controlling interest	(53)
Net income attributable to Pyxis Tankers Inc.	8,842	11,870
Dividend Series A Convertible Preferred Stock	(383)	(418)
Net income attributable to common shareholders	$ 8,459	$ 11,452
Income per common share, basic	$ 0.81	$ 1.06
Income per common share, diluted	$ 0.73	$ 0.94
Weighted average number of common shares, basic	10,479,962	10,754,405
Weighted average number of common shares, diluted	12,124,208	12,577,390